Related-Party and Former Parent Transactions - Additional Information (Detail) - Onex Partners [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expertise And Advisory Services [Member] | Selling, General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Related party transaction, services expense	$ 0.2	$ 0.8	$ 0.8
Holding [Member]
Related Party Transaction [Line Items]
Services agreement transaction date	Jun. 17, 2013